INVESTMENT IN AN AFFILIATED COMPANY (Reconciliation of the Share in Income (Loss), Impairment of Investment in FAvS and Gain from Dilution) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Acquisition [Line Items]
Gain from dilution of interests in affiliated company			$ 240
First Aviation Services, Inc. [Member]
Business Acquisition [Line Items]
Share in income (loss) related to common stockholders	837	(653)	192
Share in income related to preferred stock	187	197	139
Impairment of equity method investment		(3,300)		1,813
Gain from dilution of interests in affiliated company			240
Total	$ 1,024	$ (3,756)	$ 571